S000034352 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.01%	1.13%	3.08%
iBoxx 5-Year Target Duration TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.94%	2.01%	3.38%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.86%	1.83%	3.21%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.88%	(0.14%)	1.82%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	0.54%	1.87%

[1]	Reflects no deduction for fees, expenses or taxes.